Benefit Plans, Fair Values of Pension Plan Assets by Asset Category (FY) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 262,245	$ 265,251
Total contribution to defined contribution plans		12,800	17,200	$ 18,100
Amount of actuarially calculated contribution		3,500	3,800
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	1,901	2,445
Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		151,226	156,517
Equity Funds [Member] | U.S. Large-Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		27,839	29,010
Equity Funds [Member] | U.S. Mid-Cap and Small-Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2,940	3,010
Equity Funds [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	120,447	124,497
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		70,029	71,544
Fixed Income Funds [Member] | Corporate Bonds - Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		12,083	14,750
Fixed Income Funds [Member] | Diversified Domestic Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		9,472	9,769
Fixed Income Funds [Member] | Corporate Bonds - International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		17,997	19,705
Fixed Income Funds [Member] | UK Index-Linked Gilts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		30,477	27,320
Other Types of Investments [Member] | US Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	6,297	4,133
Other Types of Investments [Member] | International Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	18,634	17,753
Other Types of Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	14,158	12,859
Investments Measured at NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	90,512	90,861
Investments Measured at NAV [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[5]	0	0
Investments Measured at NAV [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	62,660	62,209
Investments Measured at NAV [Member] | Equity Funds [Member] | U.S. Large-Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	18,224	18,680
Investments Measured at NAV [Member] | Equity Funds [Member] | U.S. Mid-Cap and Small-Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	2,940	3,010
Investments Measured at NAV [Member] | Equity Funds [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2],[5]	41,496	40,519
Investments Measured at NAV [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	21,555	24,519
Investments Measured at NAV [Member] | Fixed Income Funds [Member] | Corporate Bonds - Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	12,083	14,750
Investments Measured at NAV [Member] | Fixed Income Funds [Member] | Diversified Domestic Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	9,472	9,769
Investments Measured at NAV [Member] | Fixed Income Funds [Member] | Corporate Bonds - International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	0	0
Investments Measured at NAV [Member] | Fixed Income Funds [Member] | UK Index-Linked Gilts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	0	0
Investments Measured at NAV [Member] | Other Types of Investments [Member] | US Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[5]	6,297	4,133
Investments Measured at NAV [Member] | Other Types of Investments [Member] | International Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[5]	0	0
Investments Measured at NAV [Member] | Other Types of Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[5]	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		17,218	19,197
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	1,901	2,445
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		15,317	16,752
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Funds [Member] | U.S. Large-Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Funds [Member] | U.S. Mid-Cap and Small-Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Funds [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	15,317	16,752
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Funds [Member] | Corporate Bonds - Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Funds [Member] | Diversified Domestic Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Funds [Member] | Corporate Bonds - International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Funds [Member] | UK Index-Linked Gilts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Types of Investments [Member] | US Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Types of Investments [Member] | International Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Types of Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0	0
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		140,357	142,334
Significant Observable Inputs (Level 2) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0	0
Significant Observable Inputs (Level 2) [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		73,249	77,556
Significant Observable Inputs (Level 2) [Member] | Equity Funds [Member] | U.S. Large-Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		9,615	10,330
Significant Observable Inputs (Level 2) [Member] | Equity Funds [Member] | U.S. Mid-Cap and Small-Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Significant Observable Inputs (Level 2) [Member] | Equity Funds [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	63,634	67,226
Significant Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		48,474	47,025
Significant Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member] | Corporate Bonds - Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Significant Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member] | Diversified Domestic Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Significant Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member] | Corporate Bonds - International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		17,997	19,705
Significant Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member] | UK Index-Linked Gilts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		30,477	27,320
Significant Observable Inputs (Level 2) [Member] | Other Types of Investments [Member] | US Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	0	0
Significant Observable Inputs (Level 2) [Member] | Other Types of Investments [Member] | International Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	18,634	17,753
Significant Observable Inputs (Level 2) [Member] | Other Types of Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	0	0
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		14,158	12,859
Significant Unobservable Inputs (Level 3) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0	0
Significant Unobservable Inputs (Level 3) [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Significant Unobservable Inputs (Level 3) [Member] | Equity Funds [Member] | U.S. Large-Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Significant Unobservable Inputs (Level 3) [Member] | Equity Funds [Member] | U.S. Mid-Cap and Small-Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Significant Unobservable Inputs (Level 3) [Member] | Equity Funds [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member] | Corporate Bonds - Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member] | Diversified Domestic Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member] | Corporate Bonds - International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member] | UK Index-Linked Gilts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Significant Unobservable Inputs (Level 3) [Member] | Other Types of Investments [Member] | US Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	0	0
Significant Unobservable Inputs (Level 3) [Member] | Other Types of Investments [Member] | International Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	0	0
Significant Unobservable Inputs (Level 3) [Member] | Other Types of Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	$ 14,158	$ 12,859

[1]	Cash and cash equivalents consist of traditional domestic and foreign highly liquid short-term securities with the goal of providing liquidity and preservation of capital while maximizing return on assets.
[2]	The International category consists of investment funds focused on companies operating in developed and emerging markets outside of the U.S. These investments target broad diversification across large and mid/small-cap companies and economic sectors.
[3]	U.S. and International real estate consists primarily of equity and debt investments made, directly or indirectly, in various interests in unimproved and improved real properties.
[4]	Other investments consist of insurance and reinsurance contracts securing the retirement benefits. The fair value of these contracts was calculated at the discount value of premiums paid by the Company, less expenses charged by the insurance providers. The insurance providers with which the Company has placed these contracts are well-known financial institutions with an established history of providing insurance services.
[5]	The Company adopted ASU 2015-07 "Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (Or Its Equivalent)." Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The prior year fair value hierarchy was reclassified to conform to the current year's presentation.